Stockholders equity and dividend payment, Stockholders equity (Details)	9 Months Ended
	Sep. 30, 2020 Vote $ / shares shares	Aug. 31, 2020 shares	Jul. 31, 2020 shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued (in shares)	170,798,328	170,798,328	147,420,931
Number of shares authorized for issue (in shares)	250,000,000
Par value (in dollars per share) | $ / shares	$ 0.01
Preferred stock [Abstract]
Shares outstanding (in shares)		170,798,328	147,420,931
Preference Shares [Member]
Stockholders' Equity [Abstract]
Issued (in shares)	0
Number of shares authorized for issue (in shares)	1,000,000
Par value (in dollars per share) | $ / shares	$ 0.01
Series C preference shares [Member]
Preferred stock [Abstract]
Shares outstanding (in shares)	0
Series D Preferred Stock [Member]
Preferred stock [Abstract]
Shares outstanding (in shares)	0